SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 12,946,708	$ 301,531
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,808,831	71,034
Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	121,559
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	26,343
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	405,581	9,321
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	65,288	20,566
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	61,774	17,981
IT equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	59,014	20,945
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	95,010	4,369
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	58,984	10,179
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	56,667	147,136
CIP senior secondary school college [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	187,657
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	13,485,334	1,354,150
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,885,258	71,034
Gross carrying amount [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	122,186
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	28,662
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	542,523	112,467
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	193,056	134,180
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	95,247	41,809
Gross carrying amount [member] | IT equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	93,608	228,362
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	237,017	216,350
Gross carrying amount [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	62,132	232,510
Gross carrying amount [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	37,988	317,438
Gross carrying amount [member] | CIP senior secondary school college [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	187,657
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(538,626)	(1,052,619)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(76,427)
Accumulated depreciation and amortisation [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(627)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,319)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(136,942)	(103,146)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(127,768)	(113,614)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(33,473)	(23,828)
Accumulated depreciation and amortisation [member] | IT equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(34,594)	(207,417)
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(142,007)	(211,981)
Accumulated depreciation and amortisation [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(3,148)	(222,331)
Accumulated depreciation and amortisation [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	18,679	$ (170,302)
Accumulated depreciation and amortisation [member] | CIP senior secondary school college [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment